Stock-Based Compensation - Restricted Stock Unit Activity (Detail) - AUD / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested restricted stock units, Beginning balance	4,049,454	4,008,001
Granted, Restricted Stock Units	1,179,994	1,410,560
Vested, Restricted Stock Units	(1,314,825)	(1,219,352)
Forfeited, Restricted Stock Units	(574,378)	(149,755)
Non-vested restricted stock units, Ending balance	3,340,245	4,049,454
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance	AUD 11.00	AUD 8.44
Weighted Average Fair Value at Grant Date, Granted	18.54	14.95
Weighted Average Fair Value at Grant Date, Vested	8.60	7.28
Weighted Average Fair Value at Grant Date, Forfeited	9.10	9.92
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance	AUD 14.80	AUD 11.00